Paradigm Micro-Cap Fund
	Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Communications Services, NEC
60,000	Calix, Inc. *	$ 2,126,400	1.55%

Computer Communications Equipment
200,000	A10 Networks, Inc.	3,268,000
240,000	Extreme Networks, Inc. *	3,175,200
		6,443,200	4.68%

Computer Peripheral Equipment, NEC
200,000	Xerox Corp.	966,000	0.70%

Footwear, (No Rubber)
160,000	Caleres, Inc.	2,756,800	2.00%

Household Audio & Video Equipment
149,200	Arlo Technologies, Inc. *	1,472,604	1.07%

Household Furniture
80,000	Hooker Furnishings Corporation	803,200	0.58%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation	442,859	0.32%

Instruments For Measuring & Testing Of Electricity & Electric Signals
152,650	Cohu, Inc. *	2,245,482	1.63%

In Vitro & In Vivo Diagnostic Substances
120,000	QuidelOrtho Corporation *	4,196,400	3.05%

Measuring & Controlling Devices, NEC
40,000	Onto Innovation Inc. *	4,853,600	3.53%

Metalworking Machinery & Equipment
800,000	NN, Inc. *	1,808,000	1.31%

Millwood, Veneer, Plywood & Structural Wood Members
50,000	American Woodmark Corporation *	2,941,500	2.14%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	125,528	0.09%

Motor Vehicle Parts & Accessories
120,000	Modine Manufacturing Company *	9,210,000	6.70%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
100,000	Enovis Corporation *	3,821,000	2.78%

Pharmaceutical Preparations
160,000	Nature's Sunshine Products, Inc. *	2,008,000	1.46%

Printed Circuit Boards
10,000	TTM Technologies, Inc. *	205,100	0.15%

Retail - Apparel & Accessory Stores
107,028	Citi Trends, Inc. *	2,369,065	1.72%

Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *	5,999,600	4.36%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	154,546	0.11%

Semiconductors & Related Devices
100,000	Formfactor, Inc. *	2,829,000
33,700	Kulicke & Soffa Industries Inc. (Singapore)	1,111,426
120,000	Penguin Solutions, Inc. *	2,084,400
100,000	Ultra Clean Holdings, Inc. *	2,141,000
		8,165,826	5.94%

Services - Computer Integrated Systems Design
1,000,000	Ribbon Communications Inc. *	3,920,000	2.85%

Services - Health Services
100,000	The Pennant Group, Inc. *	2,515,000	1.83%

Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *	818,950
200,000	TTEC Holdings, Inc. *	658,000
		1,476,950	1.08%

Services - Home Health Care Services
19,700	Addus HomeCare Corporation *	1,948,133	1.42%

Services - Miscellaneous Health & Allied Services, NEC
50,000	Viemed Healthcare, Inc. *	364,000	0.26%

Services - Prepackaged Software
400,000	Cerence Inc. *	3,160,000
10,900	Progress Software Corporation	561,549
		3,721,549	2.71%

Services - Services, NEC
500,000	Enviri Corporation *	3,325,000	2.42%

Services - Skilled Nursing Care Facilities
100,000	PACS Group, Inc. *	1,124,000
40,000	The Ensign Group, Inc.	5,176,000
		6,300,000	4.58%

Special Industry Machinery (No Metalworking Machinery)
13,900	Kadant Inc.	4,683,049	3.40%

Special Industry Machinery, NEC
50,000	Axcelis Technologies, Inc. *	2,483,500
9,800	Azenta, Inc. *	339,472
200,000	Veeco Instruments Inc. *	4,016,000
		6,838,972	4.97%

Surgical & Medical Instruments & Apparatus
60,900	AtriCure, Inc. *	1,964,634
200,000	Integra Lifesciences Holdings *	4,398,000
600,000	MiMedx Group, Inc. *	4,560,000
300,000	Orthofix Medical, Inc. *	4,893,000
134,000	OrthoPediatrics Corp. *	3,300,420
200,000	SI-Bone, Inc. *	2,806,000
300,000	Tactile Systems Technology, Inc. *	3,966,000
200,000	TELA Bio, Inc. *	244,000
		26,132,054	19.00%

Telephone & Telegraph Apparatus
40,000	ADTRAN Holdings, Inc. *	348,800	0.25%

Women's, Misses', and Juniors Outerwear
200,000	J.Jill, Inc.	3,906,000	2.84%

Total for Common Stocks (Cost $95,184,130)		128,594,217	93.48%

CONTINGENT VALUE RIGHTS
300,000	Pacira BioSciences Inc. Contingent Value Rights * +	114,000	0.08%
Total for Contingent Value Rights (Cost $186,000)

MONEY MARKET FUNDS
9,005,063	Goldman Sachs FS Government Fund Institutional - 4.22% **	9,005,063	6.55%
Total for Money Market Funds (Cost $9,005,063)

Total Investment Securities		137,713,280	100.11%
	(Cost $104,375,193)

Liabilities in Excess of Other Assets		(148,998)	-0.11%

Net Assets		$137,564,282	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2025.
+ Level 3